UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Mid Cap Equity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.07%		$28,830,357

(Cost $23,153,464)

Consumer Discretionary 15.17%		4,552,527

Automobiles 1.28%
General Motors Company (I)	10,493	382,890

Hotels, Restaurants & Leisure 5.82%
Bally Technologies, Inc. (I)	13,877	567,986
Darden Restaurants, Inc.	9,055	426,581
WMS Industries, Inc. (I)	11,619	487,417
Yum! Brands, Inc.	5,681	265,644

Household Durables 1.09%
Lennar Corp., Class A (L)	16,965	328,442

Internet & Catalog Retail 1.42%
Expedia, Inc.	16,900	425,204

Leisure Equipment & Products 1.63%
Hasbro, Inc.	11,088	488,870

Specialty Retail 1.52%
Bed Bath & Beyond, Inc. (I)	9,488	455,424

Textiles, Apparel & Luxury Goods 2.41%
Hanesbrands, Inc. (I)	18,649	429,300
Phillips-Van Heusen Corp.	5,050	294,769

Consumer Staples 2.17%		651,096

Beverages 1.21%
Hansen Natural Corp. (I)	6,433	364,365

Household Products 0.96%
Church & Dwight Company, Inc.	4,167	286,731

Energy 8.09%		2,428,619

Energy Equipment & Services 2.13%
Weatherford International, Ltd. (I)	27,010	640,677

Oil, Gas & Consumable Fuels 5.96%
Alpha Natural Resources, Inc. (I)	7,225	388,199
Denbury Resources, Inc. (I)	25,522	519,373
Massey Energy Company	3,284	206,432
OGX Petroleo e Gas Participacoes SA, SADR (I)(L)	37,858	393,723
Whiting Petroleum Corp. (I)	2,219	280,215

Financials 10.04%		3,012,104

Capital Markets 5.25%
Greenhill & Company, Inc. (L)	5,547	385,073
Lazard, Ltd., Class A	18,250	761,390
SEI Investments Company	18,550	429,433

Commercial Banks 3.39%
Comerica, Inc. (L)	14,211	542,860
East West Bancorp, Inc.	21,832	473,973

Insurance 1.40%
Prudential Financial, Inc.	6,818	419,375

Mid Cap Equity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Health Care 14.94%		4,484,052

Biotechnology 0.85%
United Therapeutics Corp. (I)	3,735	253,905

Health Care Equipment & Supplies 1.69%
Thoratec Corp. (I)	21,525	507,775

Health Care Providers & Services 5.56%
Humana, Inc. (I)	3,784	219,358
MEDNAX, Inc. (I)	7,467	493,942
Patterson Companies, Inc.	17,080	564,665
WellPoint, Inc. (I)	6,306	391,729

Health Care Technology 2.17%
Allscripts-Misys Healthcare Solutions, Inc. (I)	30,887	652,025

Life Sciences Tools & Services 1.08%
QIAGEN NV (I)	17,547	323,742

Pharmaceuticals 3.59%
Hospira, Inc. (I)	6,605	364,794
Mylan, Inc. (I)	16,413	380,125
Shire PLC, ADR	4,186	331,992

Industrials 16.93%		5,080,585

Aerospace & Defense 2.18%
BE Aerospace, Inc. (I)	5,828	225,485
Precision Castparts Corp.	2,996	428,398

Airlines 1.65%
Copa Holdings SA, Class A	8,816	495,900

Building Products 0.77%
Owens Corning, Inc. (I)	6,941	232,315

Industrial Conglomerates 1.54%
Textron, Inc. (L)	17,516	460,496

Machinery 5.45%
Cummins, Inc.	3,366	356,392
Flowserve Corp.	5,418	677,196
Pall Corp.	5,147	285,195
Terex Corp. (I)	9,790	317,490

Professional Services 2.10%
FTI Consulting, Inc. (I)(L)	8,080	294,678
Stantec, Inc. (I)	11,800	336,182

Road & Rail 2.07%
Swift Transporation Company (I)(L)	43,474	621,243

Transportation Infrastructure 1.17%
LLX Logistica SA (I)(L)	137,104	349,615

Information Technology 18.69%		5,608,441

Communications Equipment 1.24%
JDS Uniphase Corp. (I)	21,922	372,016

Computers & Peripherals 2.59%
Seagate Technology PLC (I)	22,446	314,244
Western Digital Corp. (I)	13,641	464,067

Electronic Equipment, Instruments & Components 1.95%
Amphenol Corp., Class A	10,566	584,722

Mid Cap Equity Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Information Technology (continued)

Internet Software & Services 0.81%
VistaPrint NV (I)			4,763	241,198

Semiconductors & Semiconductor Equipment 8.86%
Atmel Corp. (I)			61,745	836,027
Broadcom Corp., Class A			11,371	512,718
Cypress Semiconductor Corp. (I)			23,572	510,334
Marvell Technology Group, Ltd. (I)			24,809	471,619
NVIDIA Corp. (I)			13,731	328,446

Software 3.24%
Autodesk, Inc. (I)			7,373	299,934
Concur Technologies, Inc. (I)(L)			7,227	368,794
Red Hat, Inc. (I)			7,365	304,322

Materials 9.01%				2,702,790

Chemicals 2.24%
FMC Corp.			6,164	468,834
Lubrizol Corp.			1,889	202,992

Containers & Packaging 1.77%
Packaging Corp. of America			18,748	529,631

Metals & Mining 5.00%
Allegheny Technologies, Inc. (L)			7,895	514,675
IAMGOLD Corp.			37,369	710,758
Kinross Gold Corp.			2,387	39,720
Walter Energy, Inc.			1,813	236,180

Telecommunication Services 1.03%				310,143

Wireless Telecommunication Services 1.03%
American Tower Corp., Class A (I)			6,098	310,143

	Yield		Shares	Value

Securities Lending Collateral 8.85%				$2,655,456

(Cost $2,655,377)

John Hancock Collateral Investment Trust (W)	0.2756%(Y)		265,354	2,655,456

		Maturity
	Yield*	date	Par Value	Value

Short-Term Securities 3.33%				$1,000,000

(Cost $1,000,000)

Federal Home Loan Bank Discount Notes	0.100%	02/01/11	$1,000,000	1,000,000

Total investments (Cost $26,808,841)† 108.25%				$32,485,813

Other assets and liabilities, net (8.25%)				($2,476,675)

Total net assets 100.00%				$30,009,138

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

Mid Cap Equity Fund
As of 01-31-11 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $27,042,936. Net unrealized appreciation aggregated $5,442,877, of which $6,014,780 related to appreciated investment securities and $571,903 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The portfolio had the following country concentration as a percentage of total net assets on 01-31-11.

United States	83%
Canada	4%
Brazil	2%
Netherlands	2%
Panama	2%
Bermuda	1%
United Kingdom	1%
Cayman Islands	1%
Short-Term Investments & Other	4%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Federal Home Loan Bank Discount Notes, which are Level 2. Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011